Intangible assets - Impairment tests for long lived assets (Details) - segment	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about intangible assets
Number of operating segment	1	1
Minimum
Disclosure of detailed information about intangible assets
Discount for lack of marketability (Percentage)	10.00%
Maximum
Disclosure of detailed information about intangible assets
Discount for lack of marketability (Percentage)	20.00%